Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 25, 2020
Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 25, 2020
Document Effective Date	Mar. 25, 2020
Prospectus Date	Jun. 30, 2019
GMO Emerging Country Debt Fund | Class IV
Prospectus:
Trading Symbol	GMDFX
GMO Emerging Country Debt Fund | Class III
Prospectus:
Trading Symbol	GMCDX
GMO Resources Fund | Class IV
Prospectus:
Trading Symbol	GOVIX
GMO Resources Fund | Class III
Prospectus:
Trading Symbol	GOFIX
GMO U.S. Small Cap Value Fund | Class VI
Prospectus:
Trading Symbol	GSXMX
GMO Emerging Markets Fund | Class VI
Prospectus:
Trading Symbol	GEMMX
GMO Emerging Markets Fund | Class V
Prospectus:
Trading Symbol	GEMVX
GMO Emerging Markets Fund | Class IV
Prospectus:
Trading Symbol	GMEFX
GMO Emerging Markets Fund | Class III
Prospectus:
Trading Symbol	GMOEX
GMO Emerging Markets Fund | Class II
Prospectus:
Trading Symbol	GMEMX
GMO Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	GEMEX
GMO Emerging Domestic Opportunities Fund | Class VI
Prospectus:
Trading Symbol	GEDFX
GMO Emerging Domestic Opportunities Fund | Class V
Prospectus:
Trading Symbol	GEDOX
GMO Emerging Domestic Opportunities Fund | Class IV
Prospectus:
Trading Symbol	GEDIX
GMO Emerging Domestic Opportunities Fund | Class III
Prospectus:
Trading Symbol	GEDSX
GMO Emerging Domestic Opportunities Fund | Class II
Prospectus:
Trading Symbol	GEDTX